Investments in Associates and Joint Ventures - Summary of Sale of Beacon's Meralco Shares to MPIC (Detail) - PHP (₱) ₱ / shares in Units, ₱ in Millions						12 Months Ended
	Jun. 13, 2017	May 30, 2016	Apr. 14, 2015	Jun. 24, 2014	Jun. 06, 2012	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure Of Joint Ventures [Line Items]
Number of Shares Sold			112,710,000	56,350,000
% of Meralco Shareholdings Sold			10.00%	5.00%
Price Per Share			₱ 235.00
Enterprise value from sale of customer relationship management			₱ 26,487	₱ 13,243		₱ 1,294
Deferred Gain Realized			₱ 2,838	₱ 1,418		₱ 6,512	₱ 7,365	₱ 2,838
Beacon Electric Asset Holdings, Inc. [Member]
Disclosure Of Joint Ventures [Line Items]
Enterprise value from sale of customer relationship management	₱ 21,800	₱ 26,200
Deferred Gain Realized	₱ 4,962	₱ 4,962
Beacon Electric Asset Holdings, Inc. [Member] | Preferred Shares [Member]
Disclosure Of Joint Ventures [Line Items]
Number of Shares Sold	458,000,000	458,000,000			282,000,000
Enterprise value from sale of customer relationship management					₱ 3,563
Deferred Gain Realized					₱ 2,012
Beacon Electric Asset Holdings, Inc. [Member] | Common stock [Member]
Disclosure Of Joint Ventures [Line Items]
Number of Shares Sold	646,000,000	646,000,000